UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.5%

ARGENTINA - 1.3%
Grupo Supervielle S.A. (DR)	942,999	$27,649

BRAZIL - 12.8%
BK Brasil Operacao e Assessoria a Restaurantes S.A. (1)(2)	4,218,499	22,256
Cielo S.A. (2)	8,423,920	59,483
Hypermarcas S.A. (2)	4,047,900	43,894
Kroton Educacional S.A. (2)	15,276,000	84,598
Qualicorp S.A. (2)	2,409,800	22,486
Rumo S.A. (1)(2)	10,622,200	41,359

		274,076

CHINA - 22.2%
Alibaba Group Holding Ltd. (DR) (1)	485,941	83,791
Baidu, Inc. (DR) (1)	182,897	42,836
Hangzhou Hikvision Digital Technology Co., Ltd.	4,020,797	24,080
Kweichow Moutai Co., Ltd., Class A	412,920	44,165
Shanghai International Airport Co., Ltd., Class A	13,319,539	92,063
Sinopharm Group Co., Ltd., Class H	16,152,900	69,881
TAL Education Group (DR)	697,374	20,719
Tencent Holdings Ltd.	1,340,200	69,644
Yum China Holdings, Inc.	747,077	29,898

		477,077

FRANCE - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	67,609	19,907

HONG KONG - 6.5%
AIA Group Ltd.	11,307,100	96,459
Galaxy Entertainment Group Ltd.	5,319,000	42,686

		139,145

INDIA - 12.7%
Bharti Infratel Ltd.	8,234,818	48,917
Dish TV India Ltd. (1)	37,907,742	48,582
Eicher Motors Ltd.	36,149	17,189
HDFC Bank Ltd. (DR)	458,061	46,571
ICICI Bank Ltd.	4,425,476	21,788
ICICI Bank Ltd. (DR)	2,296,605	22,346
PVR Ltd.	1,159,826	25,743
UPL Ltd.	3,512,411	41,933

		273,069

INDONESIA - 1.8%
Matahari Department Store Tbk PT	26,557,100	19,574
Sarana Menara Nusantara Tbk PT	30,147,900	8,888
Surya Citra Media Tbk PT	57,563,900	10,522

		38,984

KOREA - 0.4%
Cosmax, Inc. (1)(2)	74,936	8,171

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

MALAYSIA - 0.3%
My EG Services Bhd	11,163,300	6,151

MEXICO - 3.0%
Banco del Bajio S.A. (1)	12,417,324	22,659
Grupo Televisa S.A.B. (DR)	2,227,184	41,582

		64,241

NETHERLANDS - 1.6%
ASML Holding N.V. (DR)	61,189	10,636
Unilever N.V. (DR)	435,519	24,537

		35,173

PERU - 0.9%
Credicorp Ltd.	91,795	19,041

PHILIPPINES - 1.0%
Puregold Price Club, Inc.	21,341,760	21,376

RUSSIA - 6.9%
Magnit PJSC (DR)	1,369,215	37,448
Sberbank of Russia PJSC (DR)	2,560,549	43,350
X5 Retail Group N.V. (DR) (1)	658,416	24,869
Yandex N.V., Class A (1)	1,329,473	43,540

		149,207

SOUTH AFRICA - 1.1%
Mr Price Group Ltd.	1,199,688	23,744

UNITED ARAB EMIRATES - 1.8%
Emaar Properties PJSC (2)	20,512,140	38,718

UNITED KINGDOM - 4.1%
Reckitt Benckiser Group plc	950,970	88,837

UNITED STATES - 12.2%
Aptiv plc	502,958	42,666
China Biologic Products Holdings, Inc. (1)	828,078	65,228
Copa Holdings S.A., Class A (3)	147,249	19,740
EPAM Systems, Inc. (1)	134,164	14,413
Facebook, Inc., Class A (1)	236,121	41,666
MercadoLibre, Inc.	58,362	18,364
NIKE, Inc., Class B	328,135	20,525
Visa, Inc., Class A	347,387	39,609

		262,211

Total common stocks (Cost $1,592,704)		1,966,777

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $184,526 (Cost $184,512)(4)	$184,512	$184,512

Total investments - 100.1% (Cost $1,777,216)		2,151,289

Other assets less liabilities - (0.1)%		(1,797)

Total net assets - 100.0%(5)		$2,149,492

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $320,965, or 15.0% of total net assets.

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	1/31/2019	$188,206

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$453,002	21.1%
Consumer Staples	249,403	11.6
Financials	299,863	13.9
Health Care	201,489	9.4
Industrials	170,351	7.9
Information Technology	454,213	21.1
Materials	41,933	1.9
Real Estate	38,718	1.8
Telecommunication Services	57,805	2.7
Short-term investments	184,512	8.6

Total investments	$2,151,289	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$274,076	12.7%
British pound	88,837	4.1
Chinese yuan renminbi offshore	160,308	7.4
Euro	44,444	2.1
Hong Kong dollar	278,670	13.0
Indian rupee	204,152	9.5
Indonesian rupiah	38,984	1.8
Korean won	8,171	0.4
Malaysian ringgit	6,151	0.3
Mexican peso	22,659	1.1
Philippine peso	21,376	1.0
South African rand	23,744	1.1
U.S. dollar	940,999	43.7
UAE dirham	38,718	1.8

Total investments	$2,151,289	100.0%

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.4%

ARGENTINA - 3.5%
Grupo Supervielle S.A. (DR)	41,514	$1,217
YPF S.A. (DR)	35,125	805

		2,022

BRAZIL - 6.4%
Cosan S.A. Industria e Comercio (1)	21,300	266
CVC Brasil Operadora e Agencia de Viagens S.A. (1)	29,763	432
GAEC Educacao S.A. (1)	62,500	530
Hypermarcas S.A. (1)	39,438	428
Linx S.A. (1)	85,800	554
Petroleo Brasileiro S.A. (1)(2)	124,889	640
Vale S.A. (1)	67,713	825

		3,675

CHILE - 2.1%
Empresa Nacional de Telecomunicaciones S.A.	39,578	445
SACI Falabella	74,012	739

		1,184

CHINA - 20.3%
Ajisen China Holdings Ltd.	606,913	289
Alibaba Group Holding Ltd. (DR) (2)	17,490	3,016
Baidu, Inc. (DR) (2)	4,551	1,066
China High Precision Automation Group Ltd. (1)(2)(3)	9,066,000	—
China Life Insurance Co., Ltd., Class H	189,800	596
China Petroleum & Chemical Corp., Class H	765,453	561
China Traditional Chinese Medicine Holdings Co., Ltd.	798,000	425
Ctrip.com International Ltd. (DR) (2)	10,309	455
Digital China Holdings Ltd. (2)	541,460	368
Noah Holdings Ltd. (DR) (2)	22,762	1,053
Sino Biopharmaceutical Ltd.	874,000	1,550
Sinopharm Group Co., Ltd., Class H	130,900	566
Sinotrans Ltd., Class H	783,341	384
Wisdom Sports Group	806,839	82
Zhuzhou CRRC Times Electric Co., Ltd., Class H	188,915	1,230

		11,641

CZECH REPUBLIC - 1.0%
Moneta Money Bank AS	146,943	569

GREECE - 1.0%
JUMBO S.A.	31,347	560

HONG KONG - 1.3%
AIA Group Ltd.	86,865	741

INDIA - 7.0%
Godrej Consumer Products Ltd.	26,450	414
Havells India Ltd.	53,650	472
ICICI Bank Ltd.	204,099	1,005
Kajaria Ceramics Ltd.	44,724	511

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Reliance Industries Ltd.	81,291	1,172
Westlife Development Ltd. (2)	87,022	450

		4,024

INDONESIA - 3.9%
Astra International Tbk PT	868,170	531
Bank Rakyat Indonesia Persero Tbk PT	2,403,900	645
Indofood CBP Sukses Makmur Tbk PT	735,300	482
Telekomunikasi Indonesia Persero Tbk PT	1,834,700	601

		2,259

KENYA - 1.0%
Equity Group Holdings Ltd.	1,560,600	605

KOREA - 7.7%
Hanssem Co., Ltd. (1)(2)	2,270	382
KB Financial Group, Inc. (1)	8,947	529
Kia Motors Corp. (1)(2)	13,917	435
Korea Electric Power Corp. (1)	6,195	221
LG Chem Ltd. (1)	1,730	654
Medy-Tox, Inc. (1)	806	365
Naver Corp. (1)(2)	694	563
Samsung Biologics Co., Ltd. (1)(2)	2,252	779
Shinhan Financial Group Co., Ltd. (1)	10,554	487

		4,415

MALAYSIA - 0.7%
AirAsia BHD	477,400	395

MEXICO - 1.0%
Cemex S.A.B. de C.V., UNIT (2)	786,318	588

PERU - 1.3%
Credicorp Ltd.	2,697	560
Grana y Montero S.A.A. (DR) (2)	61,778	176

		736

POLAND - 1.0%
Warsaw Stock Exchange	40,814	551

RUSSIA - 5.3%
Lukoil PJSC (DR)	11,876	679
Magnit PJSC (1)	1,100	121
Magnit PJSC (DR)	14,909	408
MMC Norilsk Nickel PJSC (DR)	39,094	733
Polyus PJSC (DR)	17,049	654
Yandex N.V., Class A (2)	12,951	424

		3,019

SOUTH AFRICA - 6.1%
FirstRand Ltd.	169,600	922
Foschini Group Ltd.	55,614	887
Naspers Ltd., Class N	6,170	1,721

		3,530

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

SWITZERLAND - 0.7%
Dufry AG (2)	2,580	384

TAIWAN - 10.3%
E Ink Holdings, Inc.	280,000	452
Hon Hai Precision Industry Co., Ltd.	282,508	904
MediaTek, Inc.	61,794	610
Sunny Friend Environmental Technology Co., Ltd.	126,000	1,080
Taiwan Semiconductor Manufacturing Co., Ltd.	370,647	2,858

		5,904

THAILAND - 0.7%
Bangkok Bank PCL (DR)	63,400	393

TURKEY - 1.9%
Akbank Turk AS	205,112	533
Turkiye Sinai Kalkinma Bankasi AS	1,418,677	539

		1,072

UNITED ARAB EMIRATES - 0.8%
Emaar Development PJSC (1)(2)	339,197	470

UNITED KINGDOM - 2.2%
Georgia Healthcare Group plc (2)	116,506	559
Global Ports Holding plc	113,317	696

		1,255

UNITED STATES - 0.2%
MercadoLibre, Inc.	469	148

Total common stocks (Cost $39,361)		50,140

PREFERRED STOCKS - 11.1%

BRAZIL - 1.9%
Cia Energetica de Minas Gerais, 1.92% (1)(4)	119,200	246
Itau Unibanco Holding S.A., 0.40% (1)(4)	64,735	839

		1,085

KOREA - 6.9%
Samsung Electronics Co., Ltd., 1.43% (1)(4)	2,026	3,949

RUSSIA - 2.3%
Sberbank of Russia PJSC, 3.04% (1)(4)	395,838	1,298

Total preferred stocks (Cost $3,208)		6,332

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $1,146 (Cost $1,146)(5)	$1,146	$1,146

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Total investments - 100.5% (Cost $43,715)	57,618

Other assets less liabilities - (0.5)%	(278)

Total net assets - 100.0%(6)	$57,340

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $15,013, or 26.2% of total net assets.

(2)	Non-income producing security.
(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.375%	8/15/2024	$1,172

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$7,877	13.7%
Consumer Staples	1,425	2.5
Energy	4,123	7.1
Financials	13,082	22.7
Health Care	4,672	8.1
Industrials	4,944	8.6
Information Technology	14,912	25.9
Materials	3,454	6.0
Real Estate	470	0.8
Telecommunication Services	1,046	1.8
Utilities	467	0.8
Short-term investments	1,146	2.0

Total investments	$57,618	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$4,760	8.3%
British pound	1,255	2.2
Chilean peso	1,184	2.0
Czech koruna	569	1.0
Euro	560	1.0
Hong Kong dollar	6,792	11.8
Indian rupee	4,024	7.0
Indonesian rupiah	2,259	3.9
Kenyan shilling	605	1.0
Korean won	8,364	14.5
Malaysian ringgit	395	0.7
Mexican peso	588	1.0
Polish zloty	551	1.0
South African rand	3,530	6.1
Swiss franc	384	0.7
New Taiwan dollar	5,904	10.2
Thai baht	393	0.7
Turkish lira	1,072	1.9
U.S. dollar	13,959	24.2
UAE dirham	470	0.8

Total investments	$57,618	100.0%

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.0%

AUSTRALIA - 2.8%
Treasury Wine Estates Ltd.	33,449	$417

BRAZIL - 2.4%
Hypermarcas S.A. (1)	15,200	165
Linx S.A. (1)	30,500	197

		362

CHINA - 1.5%
JD.com, Inc. (DR) (2)	5,491	227

DENMARK - 1.3%
Genmab AS (2)	1,166	193

FRANCE - 5.1%
Dassault Systemes SE	1,793	191
Maisons du Monde S.A.	4,560	207
Orpea	903	106
Vivendi S.A.	9,384	252

		756

HONG KONG - 1.6%
Techtronic Industries Co., Ltd.	36,000	235

INDIA - 2.2%
HDFC Bank Ltd. (DR)	3,239	329

JAPAN - 3.5%
Nintendo Co., Ltd.	700	256
Shiseido Co., Ltd.	5,500	266

		522

NETHERLANDS - 5.6%
ASML Holding N.V.	2,099	366
IMCD Group N.V.	6,000	377
Takeaway.com N.V. (2)	1,529	93

		836

SOUTH AFRICA - 2.3%
Bid Corp. Ltd.	14,138	344

SPAIN - 0.5%
Amadeus IT Group S.A.	1,022	74

UNITED KINGDOM - 8.7%
B&M European Value Retail S.A.	43,695	250
Fevertree Drinks plc	10,148	312
Halma plc	24,329	414
Intertek Group plc	4,462	312

		1,288

UNITED STATES - 54.5%
AO Smith Corp.	4,504	276

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Aramark	4,407	188
Boston Scientific Corp. (2)	16,443	408
Box, Inc., Class A (2)	3,308	70
BWX Technologies, Inc.	10,440	631
Cabot Oil & Gas Corp.	8,550	245
CDK Global, Inc.	2,066	147
Cintas Corp.	2,627	409
Cree, Inc. (2)	2,099	78
Delphi Technologies plc (2)	3,711	195
DENTSPLY SIRONA, Inc.	1,501	99
Diamondback Energy, Inc. (2)	3,086	390
First Republic Bank	3,350	290
Gartner, Inc. (2)	2,905	358
Global Payments, Inc.	6,673	669
Guidewire Software, Inc. (2)	6,798	505
IHS Markit Ltd. (2)	9,008	407
Novanta, Inc. (2)	1,877	94
Ollie’s Bargain Outlet Holdings, Inc. (2)	2,446	130
Q2 Holdings, Inc. (2)	3,670	135
Regeneron Pharmaceuticals, Inc. (2)	695	261
Tableau Software, Inc., Class A (2)	4,504	312
TD Ameritrade Holding Corp.	5,046	258
Teledyne Technologies, Inc. (2)	3,864	700
Veeva Systems, Inc., Class A (2)	2,738	151
Wabtec Corp.	2,446	199
Webster Financial Corp.	6,172	347
Zynga, Inc., Class A (2)	37,261	149

		8,101

Total common stocks (Cost $12,738)		13,684

PREFERRED STOCK - 0.8%

GERMANY - 0.8%
Sartorius AG, 0.53% (3)	1,181	113

Total preferred stock (Cost $117)		113

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $1,074 (Cost $1,074)(4)	$1,074	$1,074

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Total investments - 100.0% (Cost $13,929)	14,871

Other assets less liabilities - 0.0%†	1

Total net assets - 100.0%(5)	$14,872

†	Amount rounds to less than 0.1%.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $362, or 2.4% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.375%	8/15/2024	$1,096

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,684	11.3%
Consumer Staples	1,339	9.0
Energy	635	4.3
Financials	1,224	8.2
Health Care	1,496	10.1
Industrials	3,311	22.3
Information Technology	4,108	27.6
Short-term investments	1,074	7.2

Total investments	$14,871	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$417	2.8%
Brazilian real	362	2.4
British pound	1,288	8.7
Danish krone	193	1.3
Euro	1,779	12.0
Hong Kong dollar	235	1.6
Japanese yen	522	3.5
South African rand	344	2.3
U.S. dollar	9,731	65.4

Total investments	$14,871	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 99.6%

CANADA - 3.3%
CAE, Inc.	155,382	$2,886
Canadian Pacific Railway Ltd.	26,157	4,781
First Quantum Minerals Ltd.	188,500	2,641

		10,308

CHILE - 2.6%
Enel Americas S.A. (DR)	734,999	8,210

CHINA - 5.6%
Alibaba Group Holding Ltd. (DR) (1)	21,027	3,626
China Literature Ltd. (1)	1,984	21
NetEase, Inc. (DR)	18,363	6,336
Ping An Insurance Group Co. of China Ltd., Class H	459,000	4,779
Tencent Holdings Ltd.	54,800	2,848

		17,610

FRANCE - 1.3%
Airbus SE	41,936	4,176

GERMANY - 11.5%
Deutsche Boerse AG	120,375	13,981
Linde AG (1)	38,114	8,902
Wirecard AG	120,347	13,439

		36,322

HONG KONG - 3.4%
AIA Group Ltd.	337,595	2,880
Techtronic Industries Co., Ltd.	1,219,500	7,953

		10,833

IRELAND - 0.7%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	128,500	2,320

ITALY - 1.7%
Banco BPM S.p.A. (1)	350,426	1,102
Intesa Sanpaolo S.p.A.	1,310,749	4,356

		5,458

JAPAN - 4.6%
Calbee, Inc.	73,600	2,394
Kose Corp.	42,026	6,561
Nitori Holdings Co., Ltd.	24,978	3,561
Obic Co., Ltd.	28,800	2,116

		14,632

KOREA - 1.2%
Samsung Electronics Co., Ltd. (3)	1,586	3,768

NETHERLANDS - 9.2%
ASM International N.V.	142,642	9,648
ING Groep N.V.	536,644	9,868

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

InterXion Holding N.V. (1)	163,962	9,662

		29,178

RUSSIA - 0.5%
Yandex N.V., Class A (1)	45,377	1,486

SPAIN - 0.2%
Amadeus IT Group S.A.	8,810	635

SWITZERLAND - 3.0%
Idorsia Ltd. (1)	4,584	120
Lonza Group AG (1)	18,448	4,985
Nestle S.A.	49,726	4,276

		9,381

UNITED KINGDOM - 1.9%
London Stock Exchange Group plc	42,737	2,189
Prudential plc	151,480	3,897

		6,086

UNITED STATES - 48.9%
Albemarle Corp.	38,283	4,896
Alphabet, Inc., Class A (1)	4,691	4,942
Alphabet, Inc., Class C (1)(2)	8,901	9,314
Amazon.com, Inc. (1)	5,187	6,066
Applied Materials, Inc.	205,757	10,518
Bank of New York Mellon Corp.	73,754	3,972
Celgene Corp. (1)	69,040	7,205
Citigroup, Inc.	49,852	3,710
Citizens Financial Group, Inc.	76,675	3,219
CME Group, Inc.	16,851	2,461
DaVita, Inc. (1)	68,335	4,937
DowDuPont, Inc.	77,456	5,516
Equifax, Inc.	31,203	3,679
Facebook, Inc., Class A (1)	55,444	9,784
Fidelity National Information Services, Inc.	43,288	4,073
Harris Corp.	52,316	7,411
Humana, Inc.	12,898	3,200
Intercontinental Exchange, Inc.	129,966	9,170
Johnson Controls International plc	44,055	1,679
Lamb Weston Holdings, Inc.	97,243	5,489
MasterCard, Inc., Class A	47,558	7,198
PayPal Holdings, Inc. (1)	21,775	1,603
PTC, Inc. (1)	122,014	7,415
Raytheon Co.	34,928	6,561
Schlumberger Ltd.	41,611	2,804
ServiceNow, Inc. (1)	58,594	7,640
State Street Corp.	39,971	3,902
Wells Fargo & Co.	108,052	6,556

		154,920

Total common stocks and equity-linked security (Cost $249,402)		315,323

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $3,599 (Cost $3,599)(6)	$3,599	$3,599

Total investments - 100.7% (Cost $253,001)		318,922

Other assets less liabilities - (0.7)%		(2,130)

Total net assets - 100.0%(7)		$316,792

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,088, or 1.9% of total net assets.

(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	4/5/2017-11/9/2017	$2,410	$2,320	0.7%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	1/31/2019	$3,673

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$17,580	5.5%
Consumer Staples	18,720	5.9
Energy	2,804	0.9
Financials	76,042	23.8
Health Care	20,447	6.4
Industrials	26,082	8.2
Information Technology	123,483	38.7
Materials	21,955	6.9
Utilities	8,210	2.6
Short-term investments	3,599	1.1

Total investments	$318,922	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$6,086	1.9%
Canadian dollar	5,527	1.7
Euro	66,107	20.7
Hong Kong dollar	18,481	5.8
Japanese yen	14,632	4.6
Korean won	3,768	1.2
Swiss franc	9,381	3.0
U.S. dollar	194,940	61.1

Total investments	$318,922	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

AUSTRALIA - 4.7%
James Hardie Industries plc (DR)	3,062,516	$54,051
Treasury Wine Estates Ltd.	6,478,343	80,674

		134,725

BRAZIL - 0.7%
Cielo S.A. (1)	2,770,600	19,564

CHINA - 3.6%
JD.com, Inc. (DR) (2)	939,314	38,906
Tencent Holdings Ltd.	1,209,117	62,833

		101,739

DENMARK - 2.6%
Genmab AS (2)	442,935	73,457

FRANCE - 2.4%
Eurofins Scientific SE	55,509	33,807
Vivendi S.A.	1,319,041	35,483

		69,290

GERMANY - 5.0%
Adidas AG	151,756	30,435
Axel Springer SE	178,312	13,935
Brenntag AG	742,974	47,042
SAP SE	455,895	51,118

		142,530

HONG KONG - 4.3%
Samsonite International S.A.	6,425,800	29,526
Sands China Ltd.	9,045,689	46,717
Techtronic Industries Co., Ltd.	6,941,700	45,269

		121,512

INDIA - 2.2%
HDFC Bank Ltd. (DR)	616,804	62,710

JAPAN - 9.2%
Daifuku Co., Ltd.	690,900	37,649
Keyence Corp.	97,100	54,395
Nintendo Co., Ltd.	168,926	61,753
Shiseido Co., Ltd.	1,586,418	76,678
Stanley Electric Co., Ltd.	738,746	29,996

		260,471

NETHERLANDS - 4.7%
ASML Holding N.V. (DR)	404,934	70,386
ING Groep N.V.	3,430,016	63,070

		133,456

SOUTH AFRICA - 2.0%
Bid Corp. Ltd.	2,367,842	57,603

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

SPAIN - 1.3%
Amadeus IT Group S.A.	507,277	36,586

SWITZERLAND - 2.4%
Lonza Group AG (2)	77,264	20,877
Temenos Group AG (2)	380,665	48,831

		69,708

UNITED KINGDOM - 4.6%
AstraZeneca plc	211,766	14,642
Fevertree Drinks plc	1,560,017	47,959
Intertek Group plc	974,722	68,302

		130,903

UNITED STATES - 45.3%
Alphabet, Inc., Class A (2)	80,172	84,453
Anthem, Inc.	183,411	41,269
Aptiv plc	667,740	56,644
Bank of America Corp.	3,137,610	92,622
Boston Scientific Corp. (2)	2,740,767	67,944
Broadcom Ltd.	153,726	39,492
Facebook, Inc., Class A (2)	547,201	96,559
IHS Markit Ltd. (2)	3,785,615	170,921
LKQ Corp. (2)	2,041,226	83,017
Noble Energy, Inc.	1,490,327	43,428
Pioneer Natural Resources Co.	360,054	62,235
Priceline Group, Inc. (2)	19,554	33,980
Regeneron Pharmaceuticals, Inc. (2)	140,987	53,006
S&P Global, Inc.	505,050	85,555
salesforce.com, Inc. (2)	295,981	30,258
State Street Corp.	886,329	86,515
Visa, Inc., Class A	1,398,560	159,464

		1,287,362

Total common stocks (Cost $1,897,303)		2,701,616

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $110,078 (Cost $110,069)(3)	$110,069	$110,069

Total investments - 98.9% (Cost $2,007,372)		2,811,685

Other assets less liabilities - 1.1%		32,553

Total net assets - 100.0%(4)		$2,844,238

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $19,564, or 0.7% of total net assets.

(2)	Non-income producing security.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.250%	12/31/2018	$112,272

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$443,908	15.8%
Consumer Staples	262,914	9.4
Energy	105,663	3.8
Financials	390,472	13.9
Health Care	305,002	10.8
Industrials	323,914	11.5
Information Technology	815,692	29.0
Materials	54,051	1.9
Short-term investments	110,069	3.9

Total investments	$2,811,685	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$134,725	4.8%
Brazilian real	19,564	0.7
British pound	130,903	4.6
Danish krone	73,457	2.6
Euro	311,476	11.1
Hong Kong dollar	184,345	6.6
Japanese yen	260,471	9.3
South African rand	57,603	2.0
Swiss franc	69,708	2.5
U.S. dollar	1,569,433	55.8

Total investments	$2,811,685	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.9%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	523,076	$56,479

BRAZIL - 2.7%
Telefonica Brasil S.A. (DR)	5,919,978	87,793

CANADA - 1.9%
Imperial Oil Ltd.	2,052,004	64,041

CHINA - 3.1%
Baidu, Inc. (DR) (1)	443,717	103,923

DENMARK - 3.4%
Carlsberg AS, Class B	428,491	51,449
ISS AS	1,590,829	61,611

		113,060

JAPAN - 1.7%
Sugi Holdings Co., Ltd.	113,300	5,782
Yahoo Japan Corp.	10,884,000	49,940

		55,722

KOREA - 6.6%
Hyundai Motor Co. (2)	57,654	8,399
Kia Motors Corp. (1)(2)	739,456	23,129
KT&G Corp. (2)	303,455	32,745
Samsung Electronics Co., Ltd. (2)	64,213	152,559

		216,832

NETHERLANDS - 3.6%
Akzo Nobel N.V.	84,584	7,411
ING Groep N.V.	4,817,649	88,585
Koninklijke Philips N.V.	604,611	22,881

		118,877

NORWAY - 1.0%
Orkla ASA	3,014,007	31,955

SOUTH AFRICA - 0.1%
Sasol Ltd.	64,165	2,221

SPAIN - 0.1%
Bankia S.A.	756,159	3,617

SWEDEN - 0.8%
Telefonaktiebolaget LM Ericsson, Class B	3,155,017	20,711
Telefonaktiebolaget LM Ericsson (DR)	989,376	6,609

		27,320

SWITZERLAND - 7.4%
ABB Ltd.	3,946,504	105,786
Cie Financiere Richemont S.A.	556,467	50,424
Pargesa Holding S.A.	2,453	213

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

UBS Group AG (1)	4,831,467	88,949

		245,372

UNITED KINGDOM - 10.1%
Barclays plc	2,220,627	6,089
Diageo plc	988,633	36,373
IMI plc	1,349,444	24,287
John Wood Group plc	2,637,105	23,143
Lloyds Banking Group plc	82,684,477	75,980
Rolls-Royce Holdings plc (1)	264,116	3,020
Royal Bank of Scotland Group plc (1)	22,347,594	83,880
Tesco plc	28,047,604	79,240

		332,012

UNITED STATES - 43.7%
Advance Auto Parts, Inc.	573,542	57,177
Alphabet, Inc., Class A (1)	38,559	40,618
Alphabet, Inc., Class C (1)(3)	26,611	27,846
American Express Co.	786,553	78,113
Aon plc	391,705	52,489
Arch Capital Group Ltd. (1)	1,126,870	102,286
Bank of New York Mellon Corp.	2,159,155	116,292
Cisco Systems, Inc.	1,403,744	53,763
Citigroup, Inc.	1,689,442	125,711
Citizens Financial Group, Inc.	1,321,710	55,485
FedEx Corp.	201,283	50,228
Fluor Corp.	382,214	19,741
Johnson & Johnson	384,934	53,783
Marsh & McLennan Cos., Inc.	1,248,835	101,643
Medtronic plc	1,069,457	86,359
Microsoft Corp.	743,455	63,595
Oracle Corp.	2,152,387	101,765
Progressive Corp.	1,006,681	56,696
QUALCOMM, Inc.	1,481,907	94,872
TE Connectivity Ltd.	462,609	43,966
TechnipFMC plc	318,046	9,958
United Technologies Corp.	411,240	52,462

		1,444,848

Total common stocks (Cost $2,163,162)		2,904,072

PREFERRED STOCK - 0.1%

KOREA - 0.1%
Hyundai Motor Co., 3.90% (2)(3)	43,264	4,124

Total preferred stock (Cost $4,030)		4,124

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $330,697 (Cost $330,671)(4)	$330,671	$330,671

Total investments - 98.0% (Cost $2,497,863)		3,238,867

Other assets less liabilities - 2.0%		65,557

Total net assets - 100.0%(5)		$3,304,424

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $220,956, or 6.7% of total net assets.

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.250%	12/31/2018	$328,229
U.S. Treasury Note	0.125%	4/15/2020	9,057

			$337,286

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$143,253	4.4%
Consumer Staples	237,544	7.4
Energy	97,142	3.0
Financials	1,092,507	33.7
Health Care	163,023	5.0
Industrials	317,135	9.8
Information Technology	760,167	23.5
Materials	9,632	0.3
Telecommunication Services	87,793	2.7
Short-term investments	330,671	10.2

Total investments	$3,238,867	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$332,012	10.3%
Canadian dollar	64,041	2.0
Danish krone	113,060	3.5
Euro	178,973	5.5
Japanese yen	55,722	1.7
Korean won	220,956	6.8
Norwegian krone	31,955	1.0
South African rand	2,221	0.1
Swedish krona	20,711	0.6
Swiss franc	245,372	7.6
U.S. dollar	1,973,844	60.9

Total investments	$3,238,867	100.0%

FOREIGN CURRENCY FORWARD CONTRACT

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Depreciation
State Street Bank and Trust Company	5/11/2018	CNH	598,258	USD	88,785	$(2,414)

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 74.4%

AGRICULTURE - 0.5%
Pinnacle Operating Corp., 9.00%, 5/15/2023 (1)(2)(3)	$13,301	$12,370

AUTO MANUFACTURERS - 0.6%
Wabash National Corp., 5.50%, 10/1/2025 (4)	15,000	15,113

BUILDING MATERIALS - 0.5%
Jeld-Wen, Inc.,
4.63%, 12/15/2025 (4)	2,000	2,015
4.88%, 12/15/2027 (4)	5,500	5,555
Ply Gem Industries, Inc., 6.50%, 2/1/2022	6,050	6,269

		13,839

CHEMICALS - 1.1%
CF Industries, Inc., 5.38%, 3/15/2044	28,500	28,144

COMMERCIAL SERVICES - 2.8%
Laureate Education, Inc., 8.25%, 5/1/2025 (4)	43,500	46,110
Weight Watchers International, Inc., 8.63%, 12/1/2025 (4)	24,375	25,472

		71,582

DIVERSIFIED FINANCIAL SERVICES - 5.2%
Alliance Data Systems Corp., 5.38%, 8/1/2022 (4)	4,227	4,259
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022 (4)	30,575	30,804
NFP Corp., 6.88%, 7/15/2025 (4)	51,050	51,433
Quicken Loans, Inc., 5.25%, 1/15/2028 (4)	15,000	14,808
Werner FinCo L.P. / Werner FinCo, Inc., 8.75%, 7/15/2025 (4)	27,750	28,652

		129,956

ENGINEERING & CONSTRUCTION - 2.2%
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/2022 (4)	13,000	14,040
Tutor Perini Corp., 6.88%, 5/1/2025 (4)	38,520	41,409

		55,449

ENTERTAINMENT - 0.2%
Scientific Games International, Inc., 7.00%, 1/1/2022 (4)	5,930	6,249

HEALTHCARE-SERVICES - 2.0%
Eagle Holding Co., II LLC, 7.63% Cash, 8.38% PIK, 5/15/2022 (4)	19,486	19,827
Surgery Center Holdings, Inc., 6.75%, 7/1/2025 (4)	33,450	31,610

		51,437

INSURANCE - 12.1%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/2025 (4)	42,750	41,201
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 8.25%, 8/1/2023 (4)	28,375	29,794
Ardonagh Midco Three plc, 8.63%, 7/15/2023 (4)(5)	54,000	55,890
AssuredPartners, Inc., 7.00%, 8/15/2025 (4)	19,000	18,905
Hub Holdings LLC / Hub Holdings Finance, Inc., 8.13% Cash, 8.88% PIK, 7/15/2019 (4)	33,314	33,355

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

HUB International Ltd., 7.88%, 10/1/2021 (4)	80,478	83,798
York Risk Services Holding Corp., 8.50%, 10/1/2022 (4)	42,597	41,532

		304,475

MACHINERY-DIVERSIFIED - 1.3%
RBS Global, Inc. / Rexnord LLC, 4.88%, 12/15/2025 (4)	5,530	5,585
SPX FLOW, Inc.,
5.63%, 8/15/2024 (4)	10,000	10,525
5.88%, 8/15/2026 (4)	15,600	16,536

		32,646

MEDIA - 14.3%
Altice Luxembourg S.A., 7.63%, 2/15/2025 (4)(5)	30,000	28,725
Cablevision Systems Corp.,
5.88%, 9/15/2022	59,577	58,683
8.00%, 4/15/2020	4,767	5,089
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.00%, 2/1/2028 (4)	50,000	48,625
5.13%, 5/1/2027 (4)	41,000	40,385
5.50%, 5/1/2026 (4)	56,080	57,482
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.75%, 7/15/2025 (4)	5,000	5,350
CSC Holdings LLC,
5.50%, 4/15/2027 (4)	12,000	12,240
6.75%, 11/15/2021	21,000	22,523
Univision Communications, Inc., 5.13%, 2/15/2025 (4)	13,321	12,988
Virgin Media Secured Finance plc, 5.50%, 8/15/2026 (4)(5)	21,675	22,217
Ziggo Bond Finance BV, 6.00%, 1/15/2027 (4)(5)	30,966	30,192
Ziggo Secured Finance BV, 5.50%, 1/15/2027 (4)(5)	15,000	14,981

		359,480

MISCELLANEOUS MANUFACTURING - 2.0%
FXI Holdings, Inc., 7.88%, 11/1/2024 (4)	11,600	11,574
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022 (4)	38,969	39,846

		51,420

OIL & GAS - 12.7%
Callon Petroleum Co., 6.13%, 10/1/2024	16,050	16,531
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/2023	9,625	9,986
7.50%, 9/15/2020	26,250	26,742
8.25%, 7/15/2025	14,810	16,272
Endeavor Energy Resources L.P. / EER Finance, Inc.,
5.50%, 1/30/2026 (4)	26,000	26,455
5.75%, 1/30/2028 (4)	30,700	31,529
8.13%, 9/15/2023 (4)	42,000	45,150
EP Energy LLC / Everest Acquisition Finance, Inc.,
8.00%, 2/15/2025 (4)	61,460	44,866
Laredo Petroleum, Inc., 6.25%, 3/15/2023	5,000	5,177
Seven Generations Energy Ltd.,
5.38%, 9/30/2025 (4)(5)	35,000	35,350
6.75%, 5/1/2023 (4)(5)	42,170	44,806
6.88%, 6/30/2023 (4)(5)	15,440	16,405

		319,269

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PHARMACEUTICALS - 0.6%
Endo Finance LLC / Endo Finco, Inc., 5.38%, 1/15/2023 (4)	19,000	14,820

PIPELINES - 1.2%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024	28,850	29,715

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.6%
Vereit Operating Partnership L.P.,
3.95%, 8/15/2027	10,000	9,883
4.60%, 2/6/2024	50,216	52,500
4.88%, 6/1/2026	73,565	77,834

		140,217

RETAIL - 5.5%
Ferrellgas L.P. / Ferrellgas Finance Corp.,
6.50%, 5/1/2021	10,500	9,831
6.75%, 6/15/2023	19,500	17,891
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.63%, 6/15/2020	23,455	19,995
J Crew Brand LLC / J Crew Brand Corp., 13.00%, 9/15/2021 (4)	20,835	24,377
Neiman Marcus Group LLC, 7.13%, 6/1/2028	1,500	934
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (4)	29,250	16,825
Penske Automotive Group, Inc., 5.38%, 12/1/2024	2,058	2,089
Sonic Automotive, Inc., 5.00%, 5/15/2023	49,502	47,769

		139,711

SOFTWARE - 3.0%
Ascend Learning LLC, 6.88%, 8/1/2025 (4)	14,500	14,971
First Data Corp., 7.00%, 12/1/2023 (4)	27,500	29,081
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/2024 (4)	27,489	30,925

		74,977

TELECOMMUNICATIONS - 0.9%
Frontier Communications Corp., 8.88%, 9/15/2020	26,000	21,840

TOYS/GAMES/HOBBIES - 0.1%
Mattel, Inc., 6.75%, 12/31/2025 (4)	3,000	3,040

Total Corporate Bonds (Cost $1,848,978)		1,875,749

BANK LOANS - 18.8%(6)

ADVERTISING - 1.0%
Red Ventures LLC First Lien Term Loan B, 3 Month LIBOR + 4.00%, 5.57%, 11/8/2024	6,983	6,970
Red Ventures LLC Second Lien Term Loan, 3 Month LIBOR + 8.00%, 9.57%, 11/8/2025	17,436	17,382

		24,352

AEROSPACE/DEFENSE - 1.2%
Jazz Acquisition, Inc. First Lien Term Loan, 3 Month LIBOR + 3.50%, 5.19%, 6/19/2021	25,320	24,598

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Jazz Acquisition, Inc. Second Lien Term Loan, 3 Month LIBOR + 6.75%, 8.44%, 6/19/2022	7,000	6,567

		31,165

AGRICULTURE - 0.3%
Pinnacle Operating Corp. First Lien Term Loan B, 1 Month LIBOR + 7.25%, 6.74% Cash and 1.75% PIK, 8.49%, 11/15/2021 (3)	9,125	8,555

APPAREL - 0.4%
Fullbeauty Brands Holdings Corp. First Lien Term Loan B, 1 Month LIBOR + 4.75%, 6.32%, 10/14/2022	18,871	10,992
Fullbeauty Brands Holdings Corp. Second Lien Term Loan, 1 Month LIBOR + 9.00%, 10.57%, 10/13/2023	1,000	267

		11,259

COMMERCIAL SERVICES - 1.2%
Boing US Holdco, Inc. First Lien Term Loan, 3 Month LIBOR + 3.50%, 4.89%, 10/3/2024 (3)	7,000	7,017
Weight Watchers International, Inc. First Lien Term Loan B, 1 Month LIBOR + 4.75%, 6.23%, 11/29/2024	22,500	22,594

		29,611

DIVERSIFIED FINANCIAL SERVICES - 0.7%
NFP Corp. First Lien Term Loan B, 1 Month LIBOR + 3.50%, 5.07%, 1/8/2024	995	999
Werner FinCo L.P. First Lien Term Loan B, 1 Month LIBOR + 4.00%, 5.36%, 7/24/2024 (3)	17,000	17,064

		18,063

ENVIRONMENTAL CONTROL - 0.4%
Core & Main LP First Lien Term Loan B, 6 Month LIBOR + 3.00%, 4.46%, 8/1/2024	5,000	5,034
Robertshaw US Holding Corp. First Lien Term Loan, 1 Month LIBOR + 4.50%, 6.13%, 8/10/2024	5,985	6,025

		11,059

INSURANCE - 3.6%
Acrisure LLC First Lien Term Loan B, 2 Month LIBOR + 4.25%, 5.65%, 11/22/2023	998	1,006
AssuredPartners, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.50%, 5.07%, 10/22/2024	14,939	15,023
USI, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 4.69%, 5/16/2024	43,375	43,285
York Risk Services Holding Corp. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 5.32%, 10/1/2021	31,958	31,231

		90,545

INTERNET - 0.9%
Ancestry.com Operations, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.25%, 4.66%, 10/19/2023	22,219	22,309

INVESTMENT COMPANIES - 1.5%
TKC Holdings, Inc. First Lien Term Loan, 2 Month LIBOR + 4.25%, 5.67%, 2/1/2023	11,414	11,489

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

TKC Holdings, Inc. Second Lien Term Loan, 2 Month LIBOR + 8.00%, 9.42%, 2/1/2024	25,000	25,062

		36,551

MACHINERY-DIVERSIFIED - 0.8%
Engineered Machinery Holdings, Inc. First Lien Term Loan, 3 Month LIBOR + 3.25%, 4.94%, 7/19/2024	5,000	5,000
Zodiac Pool Solutions LLC First Lien Term Loan, 3 Month LIBOR + 4.00%, 5.69%, 12/20/2023	11,880	11,932
Zodiac Pool Solutions LLC Second Lien Term Loan, 3 Month LIBOR + 9.00%, 10.69%, 12/20/2024	4,000	4,050

		20,982

OIL & GAS - 0.2%
Medallion Midland Acquisition LLC First Lien Term Loan, 3 Month LIBOR + 3.25%, 4.82%, 10/30/2024	4,000	4,005

PHARMACEUTICALS - 0.2%
PharMerica Corp. First Lien Term Loan B, 1 Month LIBOR + 3.50%, 4.90%, 12/6/2024	6,000	6,027

RETAIL - 1.9%
J. Crew Group, Inc. First Lien Term Loan B, 1 Month
LIBOR + 3.22%, 4.72%, 3/5/2021	10,006	5,973
LIBOR + 3.22%, 4.79%, 3/5/2021	7,535	4,498
J. Crew Group, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.22%, 4.91%, 3/5/2021	26,366	15,741
Neiman Marcus Group Ltd. LLC First Lien Term Loan, 1 Month LIBOR + 3.25%, 4.64%, 10/25/2020	18,871	15,364
NPC International, Inc. Second Lien Term Loan, 1 Month LIBOR + 7.50%, 9.05%, 4/18/2025	7,000	7,140

		48,716

SOFTWARE - 3.9%
Applied Systems, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.25%, 4.94%, 9/19/2024	12,469	12,590
Applied Systems, Inc. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 8.69%, 9/19/2025	16,000	16,540
Ascend Learning LLC First Lien Term Loan B, 1 Month LIBOR + 3.25%, 4.57%, 7/12/2024	4,988	5,012
Kronos Incorporated First Lien Term Loan B, 3 Month LIBOR + 3.50%, 4.90%, 11/1/2023	3,960	3,985
Kronos Incorporated Second Lien Term Loan, 3 Month LIBOR + 8.25%, 9.63%, 11/1/2024	14,500	15,029
Renaissance Learning, Inc. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 8.69%, 4/11/2022	44,035	44,090

		97,246

TELECOMMUNICATIONS - 0.6%
Intelsat Jackson Holdings S.A. First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.21%, 11/27/2023 (5)	14,369	14,056

Total Bank Loans (Cost $478,510)		474,501

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

CONVERTIBLE DEBENTURE - 1.5%

PHARMACEUTICALS - 1.5%
Impax Laboratories, Inc., 2.00%, 6/15/2022	39,000	37,830

Total convertible debenture (Cost $36,689)		37,830

	Shares Held
PREFERRED STOCKS - 0.3%

AGRICULTURE - 0.2%
Pinnacle Agriculture Holdings LLC (2)(3)(7)(8)(9)	9,263	6,322

RETAIL - 0.1%
Chinos Holdings, Inc., 7.00% Cash, 8.50% PIK (4)(7)(8)(9)(10)	4,450	1,780

Total preferred stocks (Cost $8,231)		8,102

COMMON STOCK - 0.0%†

RETAIL - 0.0%†
Chinos Holdings, Inc., Class A (2)(3)(9)	406	406

Total common stock (Cost $— )		406

	Principal Amount
CORPORATE BOND ESCROWS - 0.0%†

CHEMICALS - 0.0%†
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020 (3)(7)(8)(9)	$2,000	—

OIL & GAS - 0.0%†
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020 (3)(7)(8)(9)	13,300	—

Total Corporate Bond Escrows (Cost $— )		—

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $89,471 (Cost $89,464)(11)	89,464	89,464

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Total investments - 98.6% (Cost $2,461,872)	2,486,052

Other assets less liabilities - 1.4%	35,601

Total net assets - 100.0%(12)	$2,521,653

†	Amount rounds to less than 0.1%.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security was deemed restricted as of December 31, 2017.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 5/15/2023	3/28/14-3/24/17	$15,892	$12,370	0.5%
Pinnacle Agriculture Holdings LLC	3/10/17	6,546	6,322	0.2%
Chinos Holdings, Inc., Class A	7/13/17	—	406	0.0%†

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $51,734, or 2.1% of total net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933 and considered liquid under procedures established by the board of directors of Artisan Partners Funds and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Luxembourg S.A., 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Ardonagh Midco Three plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Intelsat Jackson Holdings S.A. First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.21%, 11/27/2023	Luxembourg	U.S. dollar
Seven Generations Energy Ltd.
5.38%, 9/30/2025	Canada	U.S. dollar
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Finance BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo Secured Finance BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(6)	Floating rate instruments, unless otherwise noted, the rate disclosed was as of December 31, 2017.
(7)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $8,102, or 0.3% of total net assets.

(8)	Non-voting shares.
(9)	Non-income producing security.
(10)

Perpetual - Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time, after which it reverts to a floating rate. Interest rate in effect is as of December 31, 2017.

(11)	Collateralized by:

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Security	Rate	Maturity	Value
U.S. Treasury Note	1.500%	12/31/2018	$91,257

(12)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

(LIBOR) London Interbank Offered Rate

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $68,500 or 2.7% of the total net assets as of December 31, 2017, which could be drawn at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
Arby’s Restaurant Group, Inc. Bridge Term Loan	$68,500	$—

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Short position contracts:
U.S. Treasury 20 year Long Bond	(145)	3/20/2018	$14,500	$22,185	$	41

CREDIT DIVERSIFICATION

Percentage of Total Net Assets
BBB	5.5%
BB	23.2
B	36.3
CCC	29.0
Unrated	0.7

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit Diversification excludes short-term investments, equity securities and other assets less liabilities. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.7%

BRAZIL - 0.3%
Ambev S.A. (DR)	6,363,403	$41,108

CANADA - 2.6%
Canadian Pacific Railway Ltd.	1,982,268	362,279

CHILE - 0.1%
Sociedad Quimica y Minera de Chile S.A. (DR)	304,772	18,094

CHINA - 7.1%
Alibaba Group Holding Ltd. (DR) (1)	2,624,671	452,572
China Literature Ltd. (1)	93,726	1,002
NetEase, Inc. (DR)	582,692	201,070
Ping An Insurance Group Co. of China Ltd., Class H	19,947,000	207,695
Tencent Holdings Ltd.	2,672,300	138,868

		1,001,207

DENMARK - 0.1%
Genmab AS (1)	90,967	15,086

FRANCE - 4.1%
Airbus SE	2,132,612	212,381
BNP Paribas S.A.	578,220	43,188
Eiffage S.A.	1,615,911	177,095
Schneider Electric SE (1)	1,747,337	148,561

		581,225

GERMANY - 23.6%
Allianz SE	2,257,633	518,739
Beiersdorf AG	2,295,893	269,688
Deutsche Boerse AG	6,003,922	697,328
Deutsche Post AG	7,333,005	349,740
Deutsche Telekom AG	8,764,861	155,592
Linde AG (1)	2,976,279	695,112
SAP SE	1,190,112	133,442
Wirecard AG	4,482,181	500,525

		3,320,166

HONG KONG - 2.8%
AIA Group Ltd.	46,396,532	395,800

INDONESIA - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	361,541,500	96,997

IRELAND - 2.6%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	20,163,738	364,111

ITALY - 4.6%
Assicurazioni Generali S.p.A.	13,689,240	249,660
Intesa Sanpaolo S.p.A.	76,666,095	254,806

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

UniCredit S.p.A. (1)	7,639,526	142,811

		647,277

JAPAN - 10.6%
Calbee, Inc.	4,484,800	145,878
FANUC Corp.	603,300	144,888
Japan Tobacco, Inc.	10,185,783	328,241
Mitsubishi UFJ Financial Group, Inc.	19,556,900	143,438
Nintendo Co., Ltd.	913,100	333,797
NTT DOCOMO, Inc.	2,030,233	47,947
Rohm Co., Ltd.	1,298,900	143,868
Sumitomo Metal Mining Co., Ltd.	4,436,369	203,874

		1,491,931

KOREA - 2.7%
LG Household & Health Care Ltd. (1)(3)	60,386	66,946
Samsung Electronics Co., Ltd. (3)	132,819	315,555

		382,501

NETHERLANDS - 8.5%
Akzo Nobel N.V.	1,745,728	152,949
ASML Holding N.V.	1,199,370	208,880
Coca-Cola European Partners plc	8,706,952	346,972
ING Groep N.V.	26,912,092	494,851

		1,203,652

RUSSIA - 1.2%
MMC Norilsk Nickel PJSC (DR)	8,691,933	162,887

SOUTH AFRICA - 0.7%
Naspers Ltd., Class N	340,020	94,840

SPAIN - 1.5%
Amadeus IT Group S.A.	397,510	28,670
Grifols S.A.	2,509,882	73,555
Grifols S.A. (DR)	4,812,430	110,301

		212,526

SWITZERLAND - 3.6%
Credit Suisse Group AG (1)	1,561,875	27,889
Idorsia Ltd. (1)	698,189	18,235
Nestle S.A.	5,336,192	458,898

		505,022

UNITED KINGDOM - 9.1%
BAE Systems plc	17,633,181	136,417
ConvaTec Group plc	55,050,542	152,741
Experian plc	6,775,193	149,654
Ferguson plc	3,369,974	242,513
Glencore plc (1)	50,786,599	267,421
London Stock Exchange Group plc	2,052,013	105,086
Prudential plc	8,962,518	230,580

		1,284,412

UNITED STATES - 10.2%
Amazon.com, Inc. (1)	207,567	242,744
Aon plc	2,026,874	271,601
Liberty Global plc, Class A (1)	2,975,868	106,655

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Liberty Global plc, Series C (1)(2)	5,907,448	199,908
Medtronic plc	4,375,196	353,297
Schlumberger Ltd.	1,874,273	126,307
WABCO Holdings, Inc. (1)	954,954	137,036

		1,437,548

Total common stocks and equity-linked security (Cost $10,088,370)		13,618,669

PREFERRED STOCK - 1.3%

GERMANY - 1.3%
Henkel AG & Co. KGaA, 1.30% (2)	1,427,139	188,958

Total preferred stock (Cost $101,727)		188,958

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $256,391 (Cost $256,371)(6)	$256,371	$256,371

Total investments - 99.8% (Cost $10,446,468)		14,063,998

Other assets less liabilities - 0.2%		27,348

Total net assets - 100.0%(7)		$14,091,346

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $746,612, or 5.3% of total net assets.

(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-12/28/2017	$215,028	$364,111	2.6%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2019	$261,502

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$644,147	4.6%
Consumer Staples	1,846,689	13.1
Energy	126,307	0.9
Financials	3,880,469	27.6
Health Care	723,215	5.1
Industrials	2,424,675	17.2
Information Technology	2,458,249	17.5
Materials	1,500,337	10.7
Telecommunication Services	203,539	1.5
Short-term investments	256,371	1.8

Total investments	$14,063,998	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$1,284,412	9.1%
Danish krone	15,086	0.1
Euro	5,696,531	40.5
Hong Kong dollar	743,365	5.3
Indonesian rupiah	96,997	0.7
Japanese yen	1,491,931	10.6
Korean won	382,501	2.7
South African rand	94,840	0.7
Swiss franc	505,022	3.6
U.S. dollar	3,753,313	26.7

Total investments	$14,063,998	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.8%

AUSTRALIA - 3.6%
IRESS Ltd.	298,234	$2,695
NEXTDC Ltd. (1)	2,234,901	10,463
Western Areas Ltd.	1,902,460	4,809

		17,967

CANADA - 1.5%
Laurentian Bank of Canada	26,975	1,213
Morneau Shepell, Inc.	349,100	6,193

		7,406

DENMARK - 4.5%
Ambu AS, Class B	106,000	9,498
Nilfisk Holding AS (1)	105,480	6,171
Ossur HF	1,596,716	6,848

		22,517

FINLAND - 1.5%
Cramo Oyj	313,858	7,441

FRANCE - 10.7%
Advanced Accelerator Applications S.A. (DR) (1)	309,979	25,301
Euronext N.V.	325,431	20,230
Virbac S.A. (1)	52,097	7,720

		53,251

GERMANY - 12.0%
Nemetschek SE	72,863	6,543
SGL Carbon SE (1)	484,104	6,616
Takkt AG	370,213	8,380
Tele Columbus AG (1)	1,318,549	14,634
Wirecard AG	211,166	23,581

		59,754

HONG KONG - 1.4%
Chow Tai Fook Jewellery Group Ltd.	4,574,600	4,801
Luk Fook Holdings International Ltd.	560,000	2,405

		7,206

IRELAND - 3.6%
Dalata Hotel Group plc (1)	1,266,258	9,579
Hibernia REIT plc	4,610,020	8,430

		18,009

ITALY - 6.8%
Buzzi Unicem S.p.A.	310,745	8,389
Davide Campari-Milano S.p.A. (2)	914,693	7,073
Enav S.p.A.	2,282,480	12,351
Servizi Italia S.p.A.	731,878	5,884

		33,697

JAPAN - 5.6%
LIFULL Co., Ltd.	942,800	8,434
Nichiban Co., Ltd.	178,600	5,025
Sanwa Holdings Corp.	211,500	2,913

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Sugi Holdings Co., Ltd.	42,200	2,154
Zenkoku Hosho Co., Ltd.	223,225	9,599

		28,125

MEXICO - 2.1%
Banco del Bajio S.A. (1)	5,619,936	10,255

NETHERLANDS - 6.9%
InterXion Holding N.V. (1)	579,228	34,134

POLAND - 1.4%
AmRest Holdings SE (1)	58,055	6,838

PORTUGAL - 4.1%
Banco Comercial Portugues S.A. (1)	35,367,802	11,543
NOS SGPS S.A.	1,340,178	8,813

		20,356

SPAIN - 6.0%
Aedas Homes SAU (1)	308,132	11,313
Cellnex Telecom S.A.	731,595	18,741

		30,054

SWEDEN - 9.4%
Ahlsell AB	1,165,478	7,502
Dometic Group AB	1,200,490	12,227
Loomis AB, Class B	144,996	6,091
RaySearch Laboratories AB (1)	568,846	11,858
SyntheticMR AB (1)(3)	266,515	9,048

		46,726

SWITZERLAND - 4.7%
Comet Holding AG (1)	147,449	23,212

TAIWAN - 0.2%
Bizlink Holding, Inc.	133,000	1,245

UNITED KINGDOM - 10.3%
AA plc	2,240,010	5,141
Dignity plc	106,356	2,614
Domino’s Pizza Group plc	1,513,475	7,064
HomeServe plc	850,841	9,299
NEX Group plc	2,302,934	18,858
SuperGroup plc	304,100	8,117

		51,093

UNITED STATES - 1.5%
GCP Applied Technologies, Inc. (1)	230,595	7,356

Total common stocks (Cost $359,871)		486,642

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

RIGHT - 0.0%†

TAIWAN - 0.0%†
Bizlink Holding, Inc. (1)(2)(4)(5)	5,958	14

Total Right (Cost $—)		14

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $11,514 (Cost $11,513)(6)	$11,513	$11,513

Total investments - 100.1% (Cost $371,384)		498,169

Other assets less liabilities - (0.1)%		(720)

Total net assets - 100.0%(7)		$497,449

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (D) in Notes to Form N-Q.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $14, or less than 0.1% of total net assets.

(5)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $14, or less than 0.1% of total net assets.

(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	1/31/2019	$11,746

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$99,047	19.9%
Consumer Staples	9,227	1.8
Financials	71,698	14.4
Health Care	76,157	15.3
Industrials	70,861	14.2
Information Technology	100,628	20.2
Materials	20,554	4.1
Real Estate	19,743	4.0
Telecommunication Services	18,741	3.8
Short-term investments	11,513	2.3

Total investments	$498,169	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$17,967	3.6%
British pound	51,093	10.3
Canadian dollar	7,406	1.5
Danish krone	22,517	4.5
Euro	197,261	39.6
Hong Kong dollar	7,206	1.4
Japanese yen	28,125	5.6
Mexican peso	10,255	2.1
Polish zloty	6,838	1.4
Swedish krona	46,726	9.4
Swiss franc	23,212	4.7
New Taiwan dollar	1,259	0.2
U.S. dollar	78,304	15.7

Total investments	$498,169	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.8%

BELGIUM - 2.5%
Groupe Bruxelles Lambert S.A.	3,589,371	$387,560

BRAZIL - 2.7%
Telefonica Brasil S.A. (DR)	28,020,149	415,539

CANADA - 2.0%
Imperial Oil Ltd.	9,968,369	311,105

CHINA - 4.0%
Baidu, Inc. (DR) (1)	2,659,994	622,997

DENMARK - 4.5%
Carlsberg AS, Class B	2,874,394	345,129
ISS AS	8,789,684	340,413

		685,542

FRANCE - 2.5%
Sodexo S.A.	932,285	125,339
Vivendi S.A.	9,717,895	261,418

		386,757

INDIA - 1.9%
HCL Technologies Ltd.	20,600,398	289,169

JAPAN - 3.7%
Stanley Electric Co., Ltd.	4,097,104	166,357
Sugi Holdings Co., Ltd.	1,522,900	77,716
Tokyo Electron Ltd.	477,035	86,368
Yahoo Japan Corp.	52,542,700	241,088

		571,529

KOREA - 6.0%
Hyundai Motor Co. (2)	290,107	42,264
Kia Motors Corp. (1)(2)	2,013,011	62,963
KT&G Corp. (2)	444,208	47,934
Samsung Electronics Co., Ltd. (2)	326,372	775,403

		928,564

NETHERLANDS - 5.7%
Akzo Nobel N.V.	400,165	35,060
ING Groep N.V.	35,304,018	649,159
Koninklijke Philips N.V.	2,843,508	107,608
RELX N.V.	3,925,931	90,277

		882,104

NORWAY - 1.0%
Orkla ASA	13,726,778	145,533
TGS Nopec Geophysical Co. ASA	562,673	13,309

		158,842

SOUTH AFRICA - 0.0%†
Sasol Ltd.	319	11

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

SPAIN - 0.1%
Bankia S.A.	3,566,265	17,060

SWEDEN - 0.9%
Telefonaktiebolaget LM Ericsson, Class B	15,298,859	100,431
Telefonaktiebolaget LM Ericsson (DR)	5,051,984	33,747

		134,178

SWITZERLAND - 16.3%
ABB Ltd.	22,597,469	605,722
Cie Financiere Richemont S.A.	3,903,193	353,689
Novartis AG	3,893,603	329,245
Panalpina Welttransport Holding AG (3)	2,431,206	376,987
Pargesa Holding S.A.	1,265,602	109,747
UBS Group AG (1)	40,065,836	737,628

		2,513,018

UNITED KINGDOM - 18.4%
Barclays plc	10,570,647	28,986
Compass Group plc	28,986,757	626,184
Diageo plc	4,847,926	178,363
IMI plc	7,576,427	136,357
John Wood Group plc	14,395,868	126,338
Lloyds Banking Group plc	374,903,493	344,504
RELX plc	20,367,451	478,210
Rolls-Royce Holdings plc (1)	1,275,156	14,582
Royal Bank of Scotland Group plc (1)	129,908,824	487,602
Tesco plc	143,340,579	404,965
Vesuvius plc	953,505	7,518

		2,833,609

UNITED STATES - 12.6%
Accenture plc, Class A	1,038,212	158,940
Aon plc	1,974,940	264,642
Arch Capital Group Ltd. (1)	6,328,832	574,468
Medtronic plc	4,793,452	387,071
TE Connectivity Ltd.	5,075,283	482,355
TechnipFMC plc	2,144,617	67,148

		1,934,624

Total common stocks (Cost $9,256,181)		13,072,208

PREFERRED STOCKS - 0.7%

KOREA - 0.7%
Hyundai Motor Co., 3.90% (2)(4)	236,551	22,545
Samsung Electronics Co., Ltd., 1.43% (2)(4)	45,905	89,488

		112,033

Total preferred stocks (Cost $66,263)		112,033

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $2,195,721 (Cost $2,195,550)(5)	$2,195,550	$2,195,550

Total investments - 99.7% (Cost $11,517,994)		15,379,791

Other assets less liabilities - 0.3%		42,365

Total net assets - 100.0%(6)		$15,422,156

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,040,597, or 6.7% of total net assets.

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (D) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	1/31/2019	$98,695
U.S. Treasury Note	0.125%	4/15/2019	361,358
U.S. Treasury Note	3.625%	8/15/2019	312,328
U.S. Treasury Note	1.750%	9/30/2019	150,258
U.S. Treasury Note	0.125%	4/15/2020	1,315,639
U.S. Treasury Note	2.375%	8/15/2024	1,071
U.S. Treasury Note	2.250%	11/15/2024	120

			$2,239,469

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,660,759	10.8%
Consumer Staples	1,199,640	7.8
Energy	517,900	3.4
Financials	3,601,356	23.4
Health Care	823,924	5.4
Industrials	2,050,066	13.3
Information Technology	2,879,986	18.7
Materials	35,071	0.2
Telecommunication Services	415,539	2.7
Short-term investments	2,195,550	14.3

Total investments	$15,379,791	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,833,609	18.4%
Canadian dollar	311,105	2.0
Danish krone	685,542	4.5
Euro	1,673,481	10.9
Indian rupee	289,169	1.9
Japanese yen	571,529	3.7
Korean won	1,040,597	6.8
Norwegian krone	158,842	1.0
South African rand	11	0.0 (1)
Swedish krona	100,431	0.7
Swiss franc	2,513,018	16.3
U.S. dollar	5,202,457	33.8

Total investments	$15,379,791	100.0%

(1)	Represents less than 0.1% of total investments.

FOREIGN CURRENCY FORWARD CONTRACTS

Dollar values in thousands

	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	2/1/2018	JPY	47,106,198	USD	429,104	$10,480
State Street Bank and Trust Company	5/11/2018	CNH	3,581,755	USD	531,552	(14,450)

						$(3,970)

CNH - Chinese yuan renminbi offshore

JPY - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 2.4%
Aptiv plc	1,474,504	$125,082
Delphi Technologies plc (1)	594,863	31,212

		156,294

Distributors - 4.8%
LKQ Corp. (1)	7,637,440	310,615

Internet & Direct Marketing Retail - 2.9%
Expedia, Inc.	665,423	79,698
Wayfair, Inc., Class A (1)	655,293	52,600
Zalando SE (1)(2)	1,128,549	59,736

		192,034

Media - 1.7%
CBS Corp., Class B (3)	1,935,358	114,186

Textiles, Apparel & Luxury Goods - 0.5%
Skechers U.S.A., Inc., Class A (1)	877,662	33,211

CONSUMER STAPLES - 3.4%
Beverages - 3.4%
Monster Beverage Corp. (1)	1,869,262	118,305
Treasury Wine Estates Ltd. (2)	8,299,794	103,356

		221,661

ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Concho Resources, Inc. (1)	1,072,235	161,071
Diamondback Energy, Inc. (1)	1,011,404	127,690

		288,761

FINANCIALS - 14.2%
Banks - 3.2%
First Republic Bank	1,258,042	108,996
SVB Financial Group (1)	430,251	100,580

		209,576

Capital Markets - 6.3%
Cboe Global Markets, Inc.	857,857	106,881
S&P Global, Inc.	1,310,934	222,072
TD Ameritrade Holding Corp.	1,686,155	86,213

		415,166

Consumer Finance - 1.2%
Discover Financial Services	980,545	75,423

Insurance - 3.5%
Progressive Corp.	4,045,592	227,848

HEALTH CARE - 16.9%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (1)	296,509	35,459

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Genmab AS (1)(2)	549,962	91,207
Neurocrine Biosciences, Inc. (1)	434,768	33,734
Regeneron Pharmaceuticals, Inc. (1)	177,066	66,570

		226,970

Health Care Equipment & Supplies - 8.5%
Becton Dickinson & Co.	682,154	146,022
Boston Scientific Corp. (1)	6,935,107	171,921
DENTSPLY SIRONA, Inc.	638,268	42,017
DexCom, Inc. (1)	662,269	38,008
Edwards Lifesciences Corp. (1)	991,225	111,721
West Pharmaceutical Services, Inc.	502,815	49,613

		559,302

Health Care Providers & Services - 2.9%
Cigna Corp.	938,226	190,544

Health Care Technology - 2.0%
Veeva Systems, Inc., Class A (1)	2,365,397	130,759

INDUSTRIALS - 18.7%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	1,572,699	95,133

Building Products - 2.9%
AO Smith Corp.	910,055	55,768
Fortune Brands Home & Security, Inc.	1,964,090	134,422

		190,190

Commercial Services & Supplies - 3.9%
Cintas Corp.	812,662	126,637
Waste Connections, Inc.	1,816,182	128,840

		255,477

Industrial Conglomerates - 2.0%
Roper Technologies, Inc.	496,829	128,679

Machinery - 3.3%
Gardner Denver Holdings, Inc. (1)	2,891,652	98,114
Stanley Black & Decker, Inc.	194,546	33,012
Wabtec Corp.	1,069,776	87,112

		218,238

Professional Services - 5.2%
IHS Markit Ltd. (1)	5,265,922	237,756
TransUnion (1)	1,834,036	100,799

		338,555

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 3.3%
Harris Corp.	856,842	121,372
Motorola Solutions, Inc.	1,064,671	96,182

		217,554

Electronic Equipment, Instruments & Components - 0.7%
Coherent, Inc. (1)	164,424	46,404

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Internet Software & Services - 1.6%
Box, Inc., Class A (1)	3,033,947	64,077
Match Group, Inc. (1)	1,353,617	42,382

		106,459

IT Services - 9.5%
Fidelity National Information Services, Inc.	945,870	88,997
Gartner, Inc. (1)	960,078	118,233
Global Payments, Inc.	2,957,528	296,463
Vantiv, Inc., Class A (1)	1,551,825	114,137

		617,830

Semiconductors & Semiconductor Equipment - 1.2%
Maxim Integrated Products, Inc.	1,508,608	78,870

Software - 10.1%
Activision Blizzard, Inc.	537,748	34,050
Atlassian Corp. plc, Class A (1)	3,171,955	144,387
Guidewire Software, Inc. (1)	1,767,646	131,265
HubSpot, Inc. (1)	370,820	32,781
Proofpoint, Inc. (1)	1,180,453	104,836
Tableau Software, Inc., Class A (1)	2,028,607	140,380
Workday, Inc., Class A (1)	516,419	52,540
Zynga, Inc., Class A (1)	5,185,276	20,741

		660,980
MATERIALS - 1.4%
Chemicals - 1.0%
Albemarle Corp.	485,122	62,042

Containers & Packaging - 0.4%
Sealed Air Corp.	578,106	28,501

Total common stocks (Cost $4,545,343)		6,397,262

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $103,395 (Cost $103,387)(4)	$103,387	$103,387

Total investments - 99.3% (Cost $4,648,730)		6,500,649

Other assets less liabilities - 0.7%		44,355

Total net assets - 100.0%(5)		$6,545,004

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Security	Country	Trading Currency
Genmab AS	Denmark	Danish krone
Treasury Wine Estates Ltd.	Australia	Australian dollar
Zalando SE	Germany	Euro

(3)	Non-voting shares.
(4)	Collateralized by:

Security Rate	Maturity	Value
U.S. Treasury Note 1.125%	1/31/2019	$105,458

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$103,356	1.6%
Danish krone	91,207	1.4
Euro	59,736	0.9
U.S. dollar	6,246,350	96.1

Total investments	$6,500,649	100.0%

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.2%

CONSUMER DISCRETIONARY - 17.5%

Auto Components - 2.2%
Gentex Corp.	4,106,171	$86,024

Diversified Consumer Services - 1.2%
H&R Block, Inc.	1,787,586	46,870

Internet & Direct Marketing Retail - 5.8%
Liberty Expedia Holdings, Inc., Class A (1)	728,134	32,278
Liberty Interactive Corp. QVC Group, Class A (1)	4,112,000	100,415
Liberty Ventures, Series A (1)	721,987	39,161
TripAdvisor, Inc. (1)	1,628,239	56,109

		227,963

Media - 5.1%
News Corp., Class A (2)	5,072,884	82,231
Omnicom Group, Inc.	987,486	71,919
TEGNA, Inc.	3,351,221	47,185

		201,335

Specialty Retail - 3.2%
AutoNation, Inc. (1)	2,429,447	124,704

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Kroger Co.	3,511,051	96,378

ENERGY - 13.7%
Oil, Gas & Consumable Fuels - 13.7%
Andeavor	818,224	93,556
Apache Corp.	1,581,758	66,782
Cimarex Energy Co.	683,831	83,434
Devon Energy Corp.	3,217,995	133,225
Hess Corp.	2,278,521	108,161
World Fuel Services Corp.	1,837,188	51,699

		536,857

FINANCIALS - 23.3%
Banks - 4.9%
Fifth Third Bancorp	3,497,484	106,114
M&T Bank Corp.	519,021	88,747

		194,861

Capital Markets - 1.5%
Intercontinental Exchange, Inc.	822,251	58,018

Insurance - 15.9%
Alleghany Corp. (1)	192,791	114,921
Allstate Corp.	771,165	80,749
Aon plc	582,613	78,070
Arch Capital Group Ltd. (1)	960,247	87,162
Fairfax Financial Holdings Ltd. (3)	82,458	43,731

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Loews Corp.	1,167,559	58,413
Progressive Corp.	901,318	50,762
Torchmark Corp.	1,217,797	110,466

		624,274

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp.	1,939,890	39,166

HEALTH CARE - 2.1%
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	878,531	80,667

INDUSTRIALS - 15.9%

Aerospace & Defense - 1.2%
Rockwell Collins, Inc.	349,653	47,420

Construction & Engineering - 4.2%
Fluor Corp.	1,745,933	90,177
Jacobs Engineering Group, Inc.	1,132,371	74,691

		164,868

Marine - 1.8%
Kirby Corp. (1)	1,072,170	71,621

Road & Rail - 4.1%
AMERCO	192,936	72,913
Ryder System, Inc.	1,075,350	90,512

		163,425

Trading Companies & Distributors - 4.6%
Air Lease Corp.	3,728,113	179,285

INFORMATION TECHNOLOGY - 9.5%
Electronic Equipment, Instruments & Components - 4.1%
Arrow Electronics, Inc. (1)	1,104,496	88,813
Avnet, Inc.	1,816,839	71,983

		160,796

Internet Software & Services - 2.4%
IAC/InterActiveCorp (1)	788,971	96,475

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	1,011,121	90,020

Software - 0.7%
Synopsys, Inc. (1)	330,605	28,181

MATERIALS - 6.8%
Chemicals - 6.8%
Agrium, Inc. (3)	568,729	65,404
Axalta Coating Systems Ltd. (1)	2,053,509	66,452
Celanese Corp., Series A	1,257,224	134,623

		266,479

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Equity Commonwealth (1)	2,408,462	73,482

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

STORE Capital Corp.	243,771	6,348

		79,830

Total common stocks (Cost $2,273,602)		3,665,517

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $268,556 (Cost $268,535)(4)	$268,535	$268,535

Total investments - 100.0% (Cost $2,542,137)		3,934,052

Other assets less liabilities - (0.0)%†		(1,520)

Total net assets - 100.0%(5)		$3,932,532

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	1/31/2019	$23,213
U.S. Treasury Note	1.580%	1/31/2019	150,621
U.S. Treasury Note	1.500%	2/28/2019	100,074

			$273,908

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 4.3%
Delphi Technologies plc (1)	339,653	$17,821
Visteon Corp. (1)	320,982	40,168

		57,989

Distributors - 2.1%
LKQ Corp. (1)	706,623	28,738

Diversified Consumer Services - 2.7%
Bright Horizons Family Solutions, Inc. (1)	308,465	28,996
Chegg, Inc. (1)	407,286	6,647

		35,643

Multiline Retail - 2.0%
Ollie’s Bargain Outlet Holdings, Inc. (1)	498,703	26,556

Specialty Retail - 1.7%
Burlington Stores, Inc. (1)	183,311	22,553

Textiles, Apparel & Luxury Goods - 1.5%
Canada Goose Holdings, Inc. (1)(2)	624,226	19,701

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
PriceSmart, Inc.	100,455	8,649

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream GP L.P.	421,634	8,315
RSP Permian, Inc. (1)	639,060	25,997

		34,312

FINANCIALS - 7.7%
Banks - 4.8%
SVB Financial Group (1)	105,401	24,639
Webster Financial Corp.	698,751	39,242

		63,881

Capital Markets - 2.9%
Cboe Global Markets, Inc.	223,282	27,819
Virtu Financial, Inc., Class A	607,103	11,110

		38,929

HEALTH CARE - 11.9%
Biotechnology - 3.6%
Acceleron Pharma, Inc. (1)	210,731	8,944
Halozyme Therapeutics, Inc. (1)	935,105	18,945
Neurocrine Biosciences, Inc. (1)	264,287	20,506

		48,395

Health Care Equipment & Supplies - 3.4%
DexCom, Inc. (1)	396,465	22,753
Glaukos Corp. (1)	257,646	6,608

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Nevro Corp. (1)	239,928	16,565

		45,926

Health Care Providers & Services - 1.0%
HealthEquity, Inc. (1)	290,664	13,563

Health Care Technology - 3.0%
Veeva Systems, Inc., Class A (1)	711,146	39,312

Life Sciences Tools & Services - 0.9%
NeoGenomics, Inc. (1)	1,291,991	11,447

INDUSTRIALS - 22.5%
Aerospace & Defense - 9.7%
Axon Enterprise, Inc. (1)	259,298	6,872
BWX Technologies, Inc.	748,691	45,288
Cubic Corp.	160,607	9,468
HEICO Corp.	163,106	15,389
Teledyne Technologies, Inc. (1)	288,313	52,228

		129,245

Building Products - 0.8%
Masonite International Corp. (1)	148,252	10,993

Electrical Equipment - 1.7%
Acuity Brands, Inc.	130,798	23,020

Machinery - 9.5%
Donaldson Co., Inc.	624,073	30,548
Gardner Denver Holdings, Inc. (1)	583,394	19,795
IDEX Corp.	241,632	31,888
John Bean Technologies Corp.	408,008	45,207

		127,438

Trading Companies & Distributors - 0.8%
MRC Global, Inc. (1)	595,337	10,073

INFORMATION TECHNOLOGY - 37.7%
Electronic Equipment, Instruments & Components - 4.5%
Cognex Corp.	445,960	27,275
Novanta, Inc. (1)	435,858	21,793
Rogers Corp. (1)	63,648	10,305

		59,373

Internet Software & Services - 8.9%
Benefitfocus, Inc. (1)	610,020	16,470
Box, Inc., Class A (1)	780,867	16,492
CoStar Group, Inc. (1)	54,251	16,110
Match Group, Inc. (1)	610,469	19,114
MuleSoft, Inc. (1)	609,630	14,180
Q2 Holdings, Inc. (1)	1,000,132	36,855

		119,221

Semiconductors & Semiconductor Equipment - 2.0%
Ambarella, Inc. (1)	227,821	13,385

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Cree, Inc. (1)	373,189	13,860

		27,245

Software - 22.3%
ACI Worldwide, Inc. (1)	857,542	19,440
Atlassian Corp. plc, Class A (1)	622,281	28,326
Blackline, Inc. (1)	384,204	12,602
Ellie Mae, Inc. (1)	232,659	20,800
Guidewire Software, Inc. (1)	567,625	42,152
HubSpot, Inc. (1)	213,227	18,849
Paylocity Holding Corp. (1)	370,817	17,488
Proofpoint, Inc. (1)	457,529	40,633
Tableau Software, Inc., Class A (1)	218,439	15,116
Take-Two Interactive Software, Inc. (1)	299,936	32,927
Tyler Technologies, Inc. (1)	167,914	29,729
Zynga, Inc., Class A (1)	4,880,177	19,521

		297,583

Total common stocks (Cost $792,350)		1,299,785

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $38,236 (Cost $38,233)(3)	$38,233	$38,233

Total investments - 100.1% (Cost $830,583)		1,338,018

Other assets less liabilities - (0.1)%		(1,881)

Total net assets - 100.0%(4)		$1,336,137

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar

(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	4/15/2019	$39,001

(4)	Percentages for the various classifications relate to total net assets.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN THEMATIC FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 17.9%
Diversified Consumer Services - 5.6%
Service Corp. International (1)	40,827	$1,524

Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (2)	297	347

Media - 11.0%
Cable One, Inc.	1,523	1,071
Comcast Corp., Class A	48,956	1,961

		3,032

CONSUMER STAPLES - 3.9%
Food Products - 3.9%
Lamb Weston Holdings, Inc.	18,914	1,068

FINANCIALS - 20.0%
Banks - 8.9%
BB&T Corp. (1)	11,846	589
Citizens Financial Group, Inc.	6,481	272
JPMorgan Chase & Co.	12,267	1,312
SunTrust Banks, Inc.	4,203	271

		2,444

Capital Markets - 11.1%
CME Group, Inc. (1)	13,819	2,018
Ocelot Partners Ltd. (2)(3)	28,618	275
State Street Corp.	7,754	757

		3,050

HEALTH CARE - 2.0%
Health Care Technology - 2.0%
Veeva Systems, Inc., Class A (2)	10,158	562

INDUSTRIALS - 26.3%
Aerospace & Defense - 24.2%
L3 Technologies, Inc.	7,641	1,512
Northrop Grumman Corp. (1)	8,748	2,685
Raytheon Co.	12,937	2,430

		6,627

Trading Companies & Distributors - 2.1%
SiteOne Landscape Supply, Inc. (2)	7,455	572

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.8%
Harris Corp.	5,410	766

Internet Software & Services - 1.3%
Facebook, Inc., Class A (2)	1,982	350

ARTISAN THEMATIC FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

IT Services - 7.0%
Automatic Data Processing, Inc. (1)	5,185	607
Visa, Inc., Class A (1)	11,426	1,303

		1,910

Semiconductors & Semiconductor Equipment - 3.0%
ASM International N.V. (3)	12,080	817

Software - 7.8%
CDK Global, Inc. (1)	19,076	1,360
Nintendo Co., Ltd. (1)(3)	1,100	402
salesforce.com, Inc. (2)	3,855	394

		2,156

MATERIALS - 2.7%
Chemicals - 2.7%
DowDuPont, Inc.	10,255	730

TELECOMMUNICATION SERVICES - 3.6%
Wireless Telecommunication Services - 3.6%
T-Mobile US, Inc. (2)	15,638	993

Total common stocks (Cost $25,632)		26,948

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $151 (Cost $151)(4)	$151	$151

PURCHASED OPTION CONTRACTS- 0.4% (COST $143)		115

Total investments before securities sold short- 99.2% (Cost $25,926)		27,214

	Shares Held
SECURITY SOLD SHORT – (1.0)%

FINANCIALS – (1.0)%
Banks – (1.0)%
iShares iBoxx $ Investment Grade Corporate Bond ETF	(2,259)	$(275)

Total security sold short (Proceeds $273)		(275)

ARTISAN THEMATIC FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

Total investments - 98.2% (Cost $25,653)	26,939

WRITTEN OPTION CONTRACTS - (0.0)% † (PREMIUMS RECEIVED $42)	(20)

Other assets less liabilities - 1.8%	507

Total net assets - 100.0%(5)	$27,426

†	Amount rounds to less than (0.1)%.
(1)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for options and securities sold short.
(2)	Non-income producing security.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
ASM International N.V.	Netherlands	Euro
Nintendo Co., Ltd.	Japan	Japanese yen
Ocelot Partners Ltd.	United Kingdom	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.375%	8/15/2024	$157

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$817	3.0%
Japanese yen	402	1.5
U.S. dollar	25,720	95.5

Total investments	$26,939	100.0%

ARTISAN THEMATIC FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

FOREIGN CURRENCY FORWARD CONTRACTS

Dollar values in thousands

	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	1/19/2018	USD	240	EUR	205	$6
State Street Bank and Trust Company	2/14/2018	USD	170	JPY	19,214	1
State Street Bank and Trust Company	2/14/2018	USD	348	JPY	39,070	(1)
State Street Bank and Trust Company	1/19/2018	EUR	66	USD	78	(1)
State Street Bank and Trust Company	1/19/2018	EUR	120	USD	143	(1)
State Street Bank and Trust Company	1/19/2018	EUR	69	USD	81	(2)
State Street Bank and Trust Company	1/19/2018	EUR	86	USD	101	(2)
State Street Bank and Trust Company	2/14/2018	JPY	96,828	USD	858	(3)
State Street Bank and Trust Company	1/19/2018	EUR	256	USD	299	(9)

						$(12)

EUR - Euro currency

JPY - Japanese yen

USD - U.S. dollar

PURCHASED OPTION CONTRACTS

Dollar values in thousands

	Description	Exercise Price	Expiration Date	Number of Contracts	Market Value	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Calls
	NetEase, Inc.	$345.00	1/19/2018	23	$26	$22	$4
	United Parcel Service, Inc.	$125.00	2/16/2018	200	23	27	(4)
	Automatic Data Processing, Inc.	$120.00	2/16/2018	100	19	29	(10)
	Interpublic Group of Cos., Inc.	$23.00	4/20/2018	340	12	32	(20)

Total calls					$80	$110	$(30)

Puts
	SPDR S&P 500 ETF Trust	$262.00	2/16/2018	170	$35	$33	$2

Total puts					$35	$33	$2

Total purchased option contracts					$115	$143	$(28)

ARTISAN THEMATIC FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

WRITTEN OPTION CONTRACTS

Dollar values in thousands

	Description	Exercise Price	Expiration Date	Number of Contracts	Market Value	Premiums (Received) by Fund	Unrealized Appreciation
Calls
	NetEase, Inc.	$372.50	1/26/2018	(23)	$(10)	$(29)	$19

Total calls					$(10)	$(29)	$19

Puts
	SPDR S&P 500 ETF Trust	$246.00	2/16/2018	(170)	$(10)	$(13)	$3

Total puts					$(10)	$(13)	$3

Total written option contracts					$(20)	$(42)	$22

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.2%

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 3.2%
Cie Generale des Etablissements Michelin (1)	142,948	$20,505

Internet & Direct Marketing Retail - 4.4%
Liberty Expedia Holdings, Inc., Class A (2)	120,903	5,360
Liberty Interactive Corp. QVC Group, Class A (2)	678,801	16,576
Liberty Ventures, Series A (2)	109,840	5,958

		27,894

Media - 3.6%
CBS Corp., Class B (3)	177,971	10,500
News Corp., Class A (3)	745,838	12,090

		22,590

Specialty Retail - 2.3%
AutoNation, Inc. (2)	287,538	14,759

ENERGY - 14.8%
Oil, Gas & Consumable Fuels - 14.8%
Apache Corp.	274,737	11,599
Devon Energy Corp.	631,967	26,164
EOG Resources, Inc.	130,960	14,132
Hess Corp.	442,925	21,026
Occidental Petroleum Corp.	286,170	21,079

		94,000

FINANCIALS - 20.9%
Banks - 6.4%
Citigroup, Inc.	362,355	26,963
Wells Fargo & Co.	227,663	13,812

		40,775

Capital Markets - 2.5%
Goldman Sachs Group, Inc.	61,823	15,750

Consumer Finance - 2.0%
Synchrony Financial	332,900	12,853

Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc., Class B (2)	132,062	26,178

Insurance - 4.6%
Alleghany Corp. (2)	23,864	14,225
Chubb Ltd.	102,060	14,914

		29,139

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
AGNC Investment Corp.	407,169	8,221

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 2.0%
Medtronic plc	160,504	12,961

Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	216,233	13,249
Express Scripts Holding Co. (2)	244,041	18,215

		31,464

Pharmaceuticals - 2.4%
Allergan plc	94,288	15,423

INDUSTRIALS - 6.1%
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc.	123,735	8,161

Trading Companies & Distributors - 4.8%
Air Lease Corp.	640,841	30,818

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	374,335	14,337

Internet Software & Services - 3.8%
Alphabet, Inc., Class C (2)(3)	23,228	24,306

IT Services - 1.6%
Cognizant Technology Solutions Corp., Class A	142,304	10,106

Software - 1.8%
Oracle Corp.	234,766	11,100

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	136,359	23,076

MATERIALS - 11.4%
Chemicals - 11.4%
Agrium, Inc. (1)	191,689	22,044
Celanese Corp., Series A	104,072	11,144
DowDuPont, Inc.	177,424	12,636
LyondellBasell Industries N.V., Class A	243,182	26,828

		72,652

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Simon Property Group, Inc.	73,530	12,628

Total common stocks (Cost $411,001)		579,696

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

PREFERRED STOCK - 3.2%

INFORMATION TECHNOLOGY - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co., Ltd., 1.43% (1)(3)(4)	10,419	20,311

Total preferred stock (Cost $6,849)		20,311

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.70%, dated 12/29/17, due 1/2/18, maturity value $34,236 (Cost $34,233)(5)	$34,233	$34,233

Total investments - 99.8% (Cost $452,083)		634,240

Other assets less liabilities - 0.2%		1,475

Total net assets - 100.0%(6)		$635,715

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Cie Generale des Etablissements Michelin	France	Euro
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $20,311, or 3.2% of total net assets.

(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	1/31/2019	$34,918

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2017

(Unaudited)

Dollar values in thousands

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$20,505	3.2%
Korean won	20,311	3.2
U.S. dollar	593,424	93.6

Total investments	$634,240	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - December 31, 2017 (Unaudited)

As of December 31, 2017, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Repurchase agreements were valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Fund’s valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S.

Notes to Form N-Q - (continued)

government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

(C) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in footnote (A). A description of the fair value leveling techniques are described below:

Equity securities, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, repurchase agreements, equity-linked securities and foreign currency forward contracts are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2017 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$545,273	$—	$—		$545,273
Emerging Asia	816,657	8,171	—		824,828
Europe, Middle East & Africa	172,951	38,718	—		211,669
Latin America	110,931	274,076	—		385,007
Repurchase Agreement	—	184,512	—		184,512
Total Investments	$1,645,812	$505,477	$—		$2,151,289
Emerging Markets
Common Stocks(1)
Developed Markets	$2,528	$—	$—		$2,528
Emerging Asia	24,616	4,415	—	(3)	29,031

Notes to Form N-Q - (continued)

Europe, Middle East & Africa	9,906	470	—		10,376
Latin America	4,530	3,675	—		8,205
Preferred Stocks(1)
Emerging Asia	—	3,949	—		3,949
Europe, Middle East & Africa	1,298	—	—		1,298
Latin America	—	1,085	—		1,085
Repurchase Agreement	—	1,146	—		1,146
Total Investments	$42,878	$14,740	$—	(3)	$57,618
Global Discovery
Common Stocks(1)
Americas	$8,101	$—	$—		$8,101
Emerging Markets	900	362	—		1,262
Europe	3,147	—	—		3,147
Pacific Basin	1,174	—	—		1,174
Preferred Stock(1)
Europe	113	—	—		113
Repurchase Agreement	—	1,074	—		1,074
Total Investments	$13,435	$1,436	$—		$14,871
Global Equity
Common Stocks(1)
Americas	$165,228	$—	$—		$165,228
Emerging Markets	27,306	3,768	—		31,074
Europe	91,236	—	—		91,236
Pacific Basin	25,465	—	—		25,465
Equity-Linked Security(1)
Europe	—	2,320	—		2,320
Repurchase Agreement	—	3,599	—		3,599
Total Investments	$309,235	$9,687	$—		$318,922
Global Opportunities
Common Stocks(1)
Americas	$1,287,362	$—	$—		$1,287,362
Emerging Markets	222,052	19,564	—		241,616
Europe	655,930	—	—		655,930
Pacific Basin	516,708	—	—		516,708
Repurchase Agreement	—	110,069	—		110,069
Total Investments	2,682,052	129,633	—		2,811,685
Global Value
Common Stocks(1)
Americas	$1,508,889	$—	$—		$1,508,889
Emerging Markets	193,937	216,832	—		410,769
Europe	928,692	—	—		928,692
Pacific Basin	55,722	—	—		55,722
Preferred Stock(1)

Notes to Form N-Q - (continued)

Emerging Markets	—	4,124	—		4,124
Repurchase Agreement	—	330,671	—		330,671
Total Investments	2,687,240	551,627	—		3,238,867
Foreign Currency Forward Contract(2)	—	(2,414)	—		(2,414)
Total	$2,687,240	$549,213	$—		$3,236,453
High Income
Corporate Bonds(1)	$—	$1,875,749	$—		$1,875,749
Bank Loans(1)	—	474,501	—		474,501
Convertible Debenture(1)	—	37,830	—		37,830
Preferred Stocks(1)	—	1,780	6,322		8,102
Common Stock(1)	—	406	—		406
Corporate Bond Escrows(1)	—	—	—	(4)	—	(4)
Repurchase Agreement	—	89,464	—		89,464
Total Investments	—	2,479,730	6,322		2,486,052
Futures Contracts(2)	41	—	—		41
Total	$41	$2,479,730	$6,322		$2,486,093
International
Common Stocks(1)
Americas	$1,799,827	$—	$—		$1,799,827
Emerging Markets	1,415,133	382,501	—		1,797,634
Europe	7,769,366	—	—		7,769,366
Pacific Basin	1,887,731	—	—		1,887,731
Equity-Linked Security(1)
Europe	—	364,111	—		364,111
Preferred Stock(1)
Europe	188,958	—	—		188,958
Repurchase Agreement	—	256,371	—		256,371
Total Investments	$13,061,015	$1,002,983	$—		$14,063,998
International Small Cap
Common Stocks(1)
Americas	$14,762	$—	$—		$14,762
Emerging Markets	18,338	—	—		18,338
Europe	400,244	—	—		400,244
Pacific Basin	53,298	—	—		53,298
Right(1)
Emerging Markets	—	14	—		14
Repurchase Agreement	—	11,513	—		11,513
Total Investments	$486,642	$11,527	$—		$498,169
International Value
Common Stocks(1)
Americas	$2,245,729	$—	$—		$2,245,729
Emerging Markets	1,327,716	928,564	—		2,256,280
Europe	7,998,670	—	—		7,998,670
Pacific Basin	571,529	—	—		571,529

Notes to Form N-Q - (continued)

Preferred Stocks(1)
Emerging Markets	—	112,033	—	112,033
Repurchase Agreement	—	2,195,550	—	2,195,550
Total Investments	12,143,644	3,236,147	—	15,379,791
Foreign Currency Forward Contracts(2)	—	(3,970)	—	(3,970)
Total	$12,143,644	$3,232,177	$—	$15,375,821
Mid Cap
Common Stocks(1)
Americas	$6,142,963	$—	$—	$6,142,963
Europe	150,943	—	—	150,943
Pacific Basin	103,356	—	—	103,356
Repurchase Agreement	—	103,387	—	103,387
Total Investments	$6,397,262	$103,387	$—	$6,500,649
Mid Cap Value
Common Stocks(1)	$3,665,517	$—	$—	$3,665,517
Repurchase Agreement	—	268,535	—	268,535
Total Investments	$3,665,517	$268,535	$—	$3,934,052
Small Cap
Common Stocks(1)	$1,299,785	$—	$—	$1,299,785
Repurchase Agreement	—	38,233	—	38,233
Total Investments	$1,299,785	$38,233	$—	$1,338,018
Thematic
Common Stocks(1)	$26,948	$—	$—	$26,948
Repurchase Agreement	—	151	—	151
Purchased Option Contracts	115	—	—	115
Security Sold Short	(275)	—	—	(275)
Total Investments	26,788	151	—	26,939
Foreign Currency Forward Contracts(2)	—	(12)	—	(12)
Written Option Contracts	(20)	—	—	(20)
Total	$26,768	$139	$—	$26,907
Value
Common Stocks(1)
Americas	$559,191	$—	$—	$559,191
Europe	20,505	—	—	20,505
Preferred Stock(1)
Emerging Markets	—	20,311	—	20,311
Repurchase Agreement	—	34,233	—	34,233
Total Investments	$579,696	$54,544	$—	$634,240

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts and futures contracts are valued at unrealized appreciation (depreciation).
(3)	Common stock, valued at $0.
(4)	Corporate bond escrows, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2017 and December

Notes to Form N-Q - (continued)

31, 2017, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to local market holidays, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 1 to Level 2 for each applicable Fund as of December 31, 2017 (in thousands):

Transfers from Level 1 to Level 2
Developing World	$218,632
Emerging Markets	13,124
Global Discovery	362
Global Equity	3,768
Global Value	220,956
International	382,501
International Value	1,040,597
Value	20,311

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2017		Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$—	(1)	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bond Escrows	$—	(1)	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$6,322		Market multiples approach with discount for uncertainty of collectability	Enterprise Value/ Earnings before interest, taxes, depreciation and amortization multiple of 9.19x determined from comparable companies less 25% discount	Valuation decrease as discount increased

(1)	Includes one or more securities valued at $0.

As of December 31, 2017, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund
Balance as of September 30, 2017	$—	(1)	$4,863	(1)
Transfers into Level 3	—		—
Net change in unrealized appreciation	—		1,459
Purchases	—		—
Sales	—		—
Realized Gain/Loss	—		—
Transfers out of Level 3	—		—

Balance as of December 31, 2017	$—	(1)	$6,322	(1)

Net change in unrealized appreciation for investments held as of December 31, 2017	$—		$1,459

(1)	Includes one or more securities valued at $0.

Notes to Form N-Q - (continued)

(D) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31, 2017 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended December 31, 2017.

		As of 9/30/2017				Net Increase (Decrease) in		As of 12/31/2017
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Dividend Income@	Share Balance	Value
International Small Cap
	SyntheticMR AB	235,564	$1,038	$—	$—	$(87)	$—	266,515	$9,048

	Total		$1,038	$—	$—	$(87)	$—		$9,048
International Value
	Panalpina Welttransport Holding AG	2,385,384	$6,339	$—	$—	$21,099	$—	2,431,206	$376,987

	Total		$6,339	$—	$—	$21,099	$—		$376,987

@	Net of foreign taxes withheld, if any.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 27, 2018

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	February 27, 2018